Summary of Significant Accounting Policies (Details 7) ¥ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security | ¥	¥ 1,554,060		¥ 2,498,730
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security | $
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security | ¥	¥ 1,554,060		¥ 2,498,730
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security | $